Pay vs Performance Disclosure	12 Months Ended
	Jan. 03, 2026 USD ($)	Dec. 28, 2024 USD ($)	Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay vs. Performance Disclosure

	PAY VERSUS PERFORMANCE

YEAR (1)	SUMMARY COMPENSATION TABLE TOTAL FOR CEO ($) (2)	COMPENSATION ACTUALLY PAID TO CEO ($) (3)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-CEO NAMED EXECUTIVE OFFICERS ($) (2)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-CEO NAMED EXECUTIVE OFFICERS ($) (4)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON: (5)		NET INCOME ($ X 1,000)	ROGI (7)
					TOTAL SHAREHOLDER RETURN ($)	PEER GROUP TOTAL SHAREHOLDER RETURN ($) (6)

2025	$9,402,554	$12,131,994	$2,223,610	$1,915,807	65	195	62,804	8.55%

2024	8,222,726	2,243,053	2,198,645	1,065,043	58	187	278,880	8.93%

2023	9,332,669	5,776,271	3,018,164	2,196,532	86	156	647,726	16.36%

2022	8,659,017	7,228,147	2,268,531	2,110,233	109	132	737,690	21.33%

2021	7,956,652	20,234,722	2,030,396	3,925,738	120	140	650,914	18.65%

(1)
Mr. Stuewe served as our Company’s principal executive officer for the entirety of 2021, 2022, 2023, 2024 and 2025 and our Company’s other named executive officers for the applicable years were as follows:

-	2025: Messrs. Day, van der Velden, Paz, Sterling, Phillips and Jansen.
-	2024: Messrs. Phillips, Jansen, van der Velden and Sterling.
-	2023: Messrs. Phillips, Bullock, Jansen and van der Velden.
-	2022: Messrs. Phillips, Bullock, Sterling and Elrod.
-	2021: Messrs. Phillips, Bullock, van der Velden and Elrod.

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Stuewe and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our Company’s named executive officers for the applicable year other than Mr. Stuewe for such years.

(3)
Amounts reported in this column represent the compensation actually paid to Mr. Stuewe as our Company’s Chief Executive Officer in the indicated fiscal years, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

	CEO

	2025	2024	2023	2022	2021

Summary Compensation Table; Total Compensation (a)	$9,402,554	$8,222,726	$9,332,669	$8,659,017	$7,956,652

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year (b)	$6,681,030	$6,258,389	$6,159,169	$4,500,000	$4,294,800

- Change in actuarial present value of defined benefit and actuarial pension plans in Fiscal Year (c)	$551	$0	$23,414	$0	$0

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (d)	$7,149,928	$3,229,114	$6,026,187	$6,370,126	$8,352,736

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (e)	$1,068,404	$(2,310,146)	$(2,601,376)	$(1,369,632)	$4,012,338

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	$1,192,689	$(640,253)	$(798,626)	$(1,931,364)	$4,207,796

- Fair Value as of the End of the Prior Fiscal Year of Stock Awards from Prior Fiscal Years that were Forfeited in the Current Fiscal Year (g)	—	—	—	—	—

= Compensation Actually Paid	$12,131,994	$2,243,053	$5,776,271	$7,228,147	$20,234,722

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

(b)	Represents the aggregate grant date fair value of the option awards and stock awards granted to Mr. Stuewe during the indicated fiscal year, computed in accordance with FASB ASC 718.

(c)	Represents the change in actuarial present value of defined benefit and actuarial pension plans of Mr. Stuewe for each fiscal year as presented in the Summary Compensation Table.

(d)
Represents the aggregate fair value as of the indicated fiscal year-end of Mr. Stuewe’s outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with FASB ASC 718. The grant date fair values of the PSUs granted in each of the reported fiscal years were computed using 100% of the target number of PSUs based on the probable outcome of such performance-based vesting conditions as of the grant date, whereas the fair values presented in the table were computed based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year (in the case of 2025, assuming a payout of 100% of target for the 2024 PSUs and 118.75% of target for the 2025 PSUs).

(e)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards granted in prior fiscal years held by Mr. Stuewe as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the indicated fiscal year.

(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by Mr. Stuewe that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)	Represents the aggregate fair value as of the end of the prior fiscal year of stock awards granted in prior fiscal years that were forfeited in the current fiscal year.

(4)
Amounts reported in this column represent the compensation actually paid to our Company’s named executive officers other than Mr. Stuewe in the indicated fiscal year, based on the average total compensation for such named executive officers reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

	OTHER NAMED EXECUTIVE OFFICERS AVERAGE (a)

	2025	2024	2023	2022	2021

Summary Compensation Table; Total Compensation (b)	$2,223,610	$2,198,645	$3,018,164	$2,268,531	$2,030,396

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year (c)	$877,409	$1,099,160	$1,688,185	$817,396	$674,638

- Change in actuarial present value of defined benefit and actuarial pension plans in Fiscal Year (d)	$3,706	$34,091	$38,434	$0	$3,550

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (e)	$677,551	$548,478	$1,514,937	$1,157,096	$1,312,100

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (f)	$51,089	$(464,564)	$(481,627)	$(206,662)	$622,963

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (g)	$92,204	$(84,265)	$(128,323)	$(291,336)	$638,467

- Fair Value as of the End of the Prior Fiscal Year of Stock Awards from Prior Fiscal Years that were Forfeited in the Current Fiscal Year (h)	$247,532	—	—	—	—

= Compensation Actually Paid	$1,915,807	$1,065,043	$2,196,532	$2,110,233	$3,925,738

(a)
Please see footnote 1 for the named executive officers included in the average for each indicated fiscal year. Mr. Phillips retired June 15, 2025 and Mr. Jansen’s employment with the Company ended on September 26, 2025.

(b)	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported named executive officers in the indicated fiscal year.

(c)
Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported named executive officers during the indicated fiscal year, computed in accordance with FASB ASC 718.

(d)
Represents the average aggregate change in actuarial present value of defined benefit and actuarial pension plans of the reported named executive officers for each indicated fiscal year as presented in the Summary Compensation Table.

(e)
Represents the average aggregate fair value as of the indicated fiscal year-end of the reported named executive officers’ outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with FASB ASC 718. The grant date fair values of the PSUs granted in each of the reported fiscal years were computed using 100% of the target number of PSUs based on the probable outcome of such performance-based vesting conditions as of the grant date, whereas the fair values presented in the table were computed based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year (in the case of 2025, assuming a payout of 100% of target for the 2024 PSUs and 118.75% of target for the 2025 PSUs).

(f)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards granted in prior fiscal years held by the reported named executive officers as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the indicated fiscal year.

(g)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by the reported named executive officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(h)
Represents the average aggregate fair value as of the end of the prior fiscal year of stock awards granted in prior fiscal years that were forfeited in the current fiscal year. This applies to Mr. Jansen, who forfeited, following his termination from the Company on September 26, 2025, 23,261 RSUs and 21,126 PSUs (assuming target performance) from the 2023, 2024 and 2025 RSUs and PSUs and the one-time grant of RSUs to Mr. Jansen on May 11, 2023 in connection with his acceptance of employment with the Company.

(5)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2020 in our common stock. Historic stock price performance is not necessarily indicative of future stock price performance.

(6)	The TSR Peer Group consists of the Dow Jones US Waste & Disposal Services Total Return Index, an independently prepared index that includes companies in the US Waste & Disposal Services industry.

(7)
As noted in the Compensation Discussion and Analysis, for 2025, the Compensation Committee determined that ROGI continues to be viewed as a core driver of our Company’s performance and stockholder value creation. See page 43 of this Proxy Statement for a description of how we calculate ROGI.

Company Selected Measure Name	ROGI
Named Executive Officers, Footnote
(1)
Mr. Stuewe served as our Company’s principal executive officer for the entirety of 2021, 2022, 2023, 2024 and 2025 and our Company’s other named executive officers for the applicable years were as follows:

-	2025: Messrs. Day, van der Velden, Paz, Sterling, Phillips and Jansen.
-	2024: Messrs. Phillips, Jansen, van der Velden and Sterling.
-	2023: Messrs. Phillips, Bullock, Jansen and van der Velden.
-	2022: Messrs. Phillips, Bullock, Sterling and Elrod.
-	2021: Messrs. Phillips, Bullock, van der Velden and Elrod.

Peer Group Issuers, Footnote	The TSR Peer Group consists of the Dow Jones US Waste & Disposal Services Total Return Index, an independently prepared index that includes companies in the US Waste & Disposal Services industry.
PEO Total Compensation Amount	$ 9,402,554	$ 8,222,726	$ 9,332,669	$ 8,659,017	$ 7,956,652
PEO Actually Paid Compensation Amount	$ 12,131,994	2,243,053	5,776,271	7,228,147	20,234,722
Adjustment To PEO Compensation, Footnote
(3)
Amounts reported in this column represent the compensation actually paid to Mr. Stuewe as our Company’s Chief Executive Officer in the indicated fiscal years, based on his total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

	CEO

	2025	2024	2023	2022	2021

Summary Compensation Table; Total Compensation (a)	$9,402,554	$8,222,726	$9,332,669	$8,659,017	$7,956,652

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year (b)	$6,681,030	$6,258,389	$6,159,169	$4,500,000	$4,294,800

- Change in actuarial present value of defined benefit and actuarial pension plans in Fiscal Year (c)	$551	$0	$23,414	$0	$0

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (d)	$7,149,928	$3,229,114	$6,026,187	$6,370,126	$8,352,736

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (e)	$1,068,404	$(2,310,146)	$(2,601,376)	$(1,369,632)	$4,012,338

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (f)	$1,192,689	$(640,253)	$(798,626)	$(1,931,364)	$4,207,796

- Fair Value as of the End of the Prior Fiscal Year of Stock Awards from Prior Fiscal Years that were Forfeited in the Current Fiscal Year (g)	—	—	—	—	—

= Compensation Actually Paid	$12,131,994	$2,243,053	$5,776,271	$7,228,147	$20,234,722

(a)	Represents Total Compensation as reported in the Summary Compensation Table for the indicated fiscal year.

(b)	Represents the aggregate grant date fair value of the option awards and stock awards granted to Mr. Stuewe during the indicated fiscal year, computed in accordance with FASB ASC 718.

(c)	Represents the change in actuarial present value of defined benefit and actuarial pension plans of Mr. Stuewe for each fiscal year as presented in the Summary Compensation Table.

(d)
Represents the aggregate fair value as of the indicated fiscal year-end of Mr. Stuewe’s outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with FASB ASC 718. The grant date fair values of the PSUs granted in each of the reported fiscal years were computed using 100% of the target number of PSUs based on the probable outcome of such performance-based vesting conditions as of the grant date, whereas the fair values presented in the table were computed based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year (in the case of 2025, assuming a payout of 100% of target for the 2024 PSUs and 118.75% of target for the 2025 PSUs).

(e)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards granted in prior fiscal years held by Mr. Stuewe as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the indicated fiscal year.

(f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by Mr. Stuewe that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(g)	Represents the aggregate fair value as of the end of the prior fiscal year of stock awards granted in prior fiscal years that were forfeited in the current fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 2,223,610	2,198,645	3,018,164	2,268,531	2,030,396
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,915,807	1,065,043	2,196,532	2,110,233	3,925,738
Adjustment to Non-PEO NEO Compensation Footnote
(4)
Amounts reported in this column represent the compensation actually paid to our Company’s named executive officers other than Mr. Stuewe in the indicated fiscal year, based on the average total compensation for such named executive officers reported in the Summary Compensation Table for the indicated fiscal year and adjusted as shown in the table below:

	OTHER NAMED EXECUTIVE OFFICERS AVERAGE (a)

	2025	2024	2023	2022	2021

Summary Compensation Table; Total Compensation (b)	$2,223,610	$2,198,645	$3,018,164	$2,268,531	$2,030,396

- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year (c)	$877,409	$1,099,160	$1,688,185	$817,396	$674,638

- Change in actuarial present value of defined benefit and actuarial pension plans in Fiscal Year (d)	$3,706	$34,091	$38,434	$0	$3,550

+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year (e)	$677,551	$548,478	$1,514,937	$1,157,096	$1,312,100

+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years (f)	$51,089	$(464,564)	$(481,627)	$(206,662)	$622,963

+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year (g)	$92,204	$(84,265)	$(128,323)	$(291,336)	$638,467

- Fair Value as of the End of the Prior Fiscal Year of Stock Awards from Prior Fiscal Years that were Forfeited in the Current Fiscal Year (h)	$247,532	—	—	—	—

= Compensation Actually Paid	$1,915,807	$1,065,043	$2,196,532	$2,110,233	$3,925,738

(a)
Please see footnote 1 for the named executive officers included in the average for each indicated fiscal year. Mr. Phillips retired June 15, 2025 and Mr. Jansen’s employment with the Company ended on September 26, 2025.

(b)	Represents the average Total Compensation as reported in the Summary Compensation Table for the reported named executive officers in the indicated fiscal year.

(c)
Represents the average aggregate grant date fair value of the option awards and stock awards granted to the reported named executive officers during the indicated fiscal year, computed in accordance with FASB ASC 718.

(d)
Represents the average aggregate change in actuarial present value of defined benefit and actuarial pension plans of the reported named executive officers for each indicated fiscal year as presented in the Summary Compensation Table.

(e)
Represents the average aggregate fair value as of the indicated fiscal year-end of the reported named executive officers’ outstanding and unvested option awards and stock awards granted during such fiscal year, computed in accordance with FASB ASC 718. The grant date fair values of the PSUs granted in each of the reported fiscal years were computed using 100% of the target number of PSUs based on the probable outcome of such performance-based vesting conditions as of the grant date, whereas the fair values presented in the table were computed based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year (in the case of 2025, assuming a payout of 100% of target for the 2024 PSUs and 118.75% of target for the 2025 PSUs).

(f)
Represents the average aggregate change in fair value during the indicated fiscal year of the outstanding and unvested option awards and stock awards granted in prior fiscal years held by the reported named executive officers as of the last day of the indicated fiscal year, computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the indicated fiscal year.

(g)
Represents the average aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each option award and stock award held by the reported named executive officers that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

(h)
Represents the average aggregate fair value as of the end of the prior fiscal year of stock awards granted in prior fiscal years that were forfeited in the current fiscal year. This applies to Mr. Jansen, who forfeited, following his termination from the Company on September 26, 2025, 23,261 RSUs and 21,126 PSUs (assuming target performance) from the 2023, 2024 and 2025 RSUs and PSUs and the one-time grant of RSUs to Mr. Jansen on May 11, 2023 in connection with his acceptance of employment with the Company.

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid (“CAP”) to our Chief Executive Officer and the average of Compensation Actually Paid to our other NEOs, and our Company’s cumulative TSR and ROGI performance over the five most recently completed fiscal years, as well as the relationship between our Company’s cumulative TSR and the Peer Group’s cumulative TSR over such period.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between the Compensation Actually Paid to our Chief Executive Officer and the average Compensation Actually Paid to our other NEOs, and our Company’s Net Income over the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid (“CAP”) to our Chief Executive Officer and the average of Compensation Actually Paid to our other NEOs, and our Company’s cumulative TSR and ROGI performance over the five most recently completed fiscal years, as well as the relationship between our Company’s cumulative TSR and the Peer Group’s cumulative TSR over such period.

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between Compensation Actually Paid (“CAP”) to our Chief Executive Officer and the average of Compensation Actually Paid to our other NEOs, and our Company’s cumulative TSR and ROGI performance over the five most recently completed fiscal years, as well as the relationship between our Company’s cumulative TSR and the Peer Group’s cumulative TSR over such period.

Tabular List, Table
The following is a list of financial performance measures, which in our Company’s assessment represent the most important (financial) performance measures used by our Company to link compensation actually paid to the NEOs for 2025. In addition to these metrics, our Company’s annual incentive plan for 2025 includes performance goals relating to safety, debt reduction and other strategic and business-related goals in order to emphasize those initiatives as priorities throughout the organization. The measures in this table are not ranked:

∎	ROGI

∎	Adjusted EBITDA

∎	Total Shareholder Return (“TSR”)

Total Shareholder Return Amount	$ 65	58	86	109	120
Peer Group Total Shareholder Return Amount	195	187	156	132	140
Net Income (Loss)	$ 62,804,000	$ 278,880,000	$ 647,726,000	$ 737,690,000	$ 650,914,000
Company Selected Measure Amount	0.0855	0.0893	0.1636	0.2133	0.1865
PEO Name	Mr. Stuewe
Measure:: 1
Pay vs Performance Disclosure
Name	ROGI
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return (“TSR”)
PEO
Pay vs Performance Disclosure
Fair Values of the PSUs Granted Target	100.00%	100.00%	100.00%	100.00%	100.00%
Payout Target	100.00%	100.00%	100.00%	100.00%	100.00%
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 7,149,928	$ 3,229,114	$ 6,026,187	$ 6,370,126	$ 8,352,736
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,068,404	(2,310,146)	(2,601,376)	(1,369,632)	4,012,338
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,192,689	(640,253)	(798,626)	(1,931,364)	4,207,796
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Grant Date Fair Value of Option Awards and Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,681,030)	(6,258,389)	(6,159,169)	(4,500,000)	(4,294,800)
PEO | Change In Actuarial Present Value Of Defined Benefit And Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (551)	$ 0	$ (23,414)	$ 0	$ 0
Non-PEO NEO
Pay vs Performance Disclosure
Fair Values of the PSUs Granted Target	100.00%	100.00%	100.00%	100.00%	100.00%
Payout Target	100.00%	100.00%	100.00%	100.00%	100.00%
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 677,551	$ 548,478	$ 1,514,937	$ 1,157,096	$ 1,312,100
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,089	(464,564)	(481,627)	(206,662)	622,963
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	92,204	(84,265)	(128,323)	(291,336)	638,467
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(247,532)	0	0	0	0
Non-PEO NEO | Grant Date Fair Value of Option Awards and Stock Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(877,409)	(1,099,160)	(1,688,185)	(817,396)	(674,638)
Non-PEO NEO | Change In Actuarial Present Value Of Defined Benefit And Actuarial Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,706)	$ (34,091)	$ (38,434)	$ 0	$ (3,550)